UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04015

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Parametric Emerging Markets Core Fund

Semiannual Report

February 28, 2017

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report February 28, 2017

Parametric Emerging Markets Core Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Trustees	25

Important Notices	26

Parametric Emerging Markets Core Fund

February 28, 2017

Performance1,2

Portfolio Managers Thomas Seto and Timothy W. Atwill, Ph.D., CFA, each of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Investor Class at NAV	09/25/2013	09/25/2013	5.14%	26.95%	—	–0.85%
Institutional Class at NAV	09/25/2013	09/25/2013	5.41	27.45	—	–0.59
MSCI Emerging Markets Index	—	—	5.51%	29.46%	–0.37%	0.12%

% Total Annual Operating Expense Ratios[3]					Investor Class	Institutional Class
Gross					3.29%	3.04%
Net					1.15	0.90

Fund Profile

Sector Allocation (% of net assets)4

Top 10 Holdings (% of net assets)4

Samsung Electronics Co., Ltd.	1.7%

Naspers, Ltd., Class N	1.2

China Mobile, Ltd.	1.1

Tencent Holdings, Ltd.	0.9

Sberbank of Russia PJSC ADR	0.9

America Movil SAB de CV, Series L ADR	0.8

Vale SA, PFC Shares	0.7

Grupo Televisa SAB ADR	0.7

Taiwan Semiconductor Manufacturing Co., Ltd.	0.7

Reliance Industries, Ltd. GDR	0.7
Total	9.4%

Geographic Allocation (% of common stocks)

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Parametric Emerging Markets Core Fund

February 28, 2017

Endnotes and Additional Disclosures

[1]

MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 12/31/17. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

3

Parametric Emerging Markets Core Fund

February 28, 2017

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 – February 28, 2017).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/16)	Ending Account Value (2/28/17)	Expenses Paid During Period* (9/1/16 – 2/28/17)		Annualized Expense Ratio

Actual
Investor Class	$1,000.00	$1,051.40	$5.85	**	1.15%
Institutional Class	$1,000.00	$1,054.10	$4.58	**	0.90%

Hypothetical
(5% return per year before expenses)
Investor Class	$1,000.00	$1,019.10	$5.76	**	1.15%
Institutional Class	$1,000.00	$1,020.30	$4.51	**	0.90%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2016.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value

Brazil — 7.0%
Alpargatas SA, PFC Shares	3,400	$12,918
AMBEV SA ADR	5,500	31,295
Banco Bradesco SA, PFC Shares	1,984	21,313
Banco do Brasil SA	600	6,384
BB Seguridade Participacoes SA	700	6,440
BM&F Bovespa SA	1,100	6,725
BR Malls Participacoes SA(1)	910	4,364
BR Properties SA(1)	279	848
BRF SA ADR	1,100	14,289
CCR SA	3,400	19,771
Centrais Eletricas Brasileiras SA ADR(1)	1,200	7,896
CETIP SA - Mercados Organizados	500	7,530
Cia de Saneamento Basico do Estado de Sao Paulo	900	9,512
Cia de Saneamento de Minas Gerais-COPASA	287	4,759
Cia Energetica de Minas Gerais SA, PFC Shares	3,030	10,412
Cia Energetica de Sao Paulo, Class B, PFC Shares	1,600	9,191
Cia Hering	1,000	5,596
Cia Paranaense de Energia-Copel ADR	400	4,268
Cia Siderurgica Nacional SA(1)	1,200	4,621
Cielo SA	6,076	53,280
Cosan SA Industria e Comercio	300	3,848
CPFL Energia SA ADR	931	15,147
Cyrela Brazil Realty SA Empreendimentos e Participacoes	1,900	7,933
EDP-Energias do Brasil SA	1,000	4,413
Embraer SA	2,900	16,714
Engie Brasil Energia SA	500	5,943
Equatorial Energia SA	500	9,566
Estacio Participacoes SA	900	4,337
Fibria Celulose SA ADR	400	3,420
Gerdau SA, PFC Shares	1,300	5,411
Iochpe Maxion SA	400	1,821
Itau Unibanco Holding SA, PFC Shares	1,752	22,543
Itausa-Investimentos Itau SA, PFC Shares	3,319	10,711
JBS SA	1,700	6,393
Klabin SA, PFC Shares	4,500	3,992
Kroton Educacional SA	2,888	12,690
Localiza Rent a Car SA	700	8,670
Lojas Americanas SA, PFC Shares	1,590	8,382
Lojas Renner SA	1,800	14,783
M Dias Branco SA	100	4,442
Marcopolo SA, PFC Shares	7,400	6,565
Metalurgica Gerdau SA, PFC Shares(1)	3,700	6,969
MRV Engenharia e Participacoes SA	1,400	6,426
Natura Cosmeticos SA	300	2,471

Security	Shares	Value

Brazil (continued)
Odontoprev SA	2,500	$9,603
Oi SA ADR(1)	3,960	4,198
Petroleo Brasileiro SA, PFC Shares(1)	9,800	47,819
Qualicorp SA	1,800	11,404
Raia Drogasil SA	400	7,637
Rumo Logistica Operadora Multimodal SA(1)	3,731	10,290
Suzano Papel e Celulose SA, Class A, PFC Shares	1,800	7,782
Telefonica Brasil SA, PFC Shares	2,910	42,944
TIM Participacoes SA	6,900	21,647
Totvs SA	1,100	8,960
Ultrapar Participacoes SA	700	14,716
Usinas Siderurgicas de Minas Gerais SA, Class A, PFC Shares(1)	3,800	6,022
Vale SA, PFC Shares	7,600	76,977
Weg SA	2,820	15,392

		$720,393

Chile — 3.5%
AES Gener SA	17,883	$6,820
Aguas Andinas SA, Series A	13,740	7,334
Antarchile SA	1,700	19,242
Banco de Chile ADR	255	18,406
Banco de Credito e Inversiones	231	12,501
Banco Santander Chile ADR	800	17,584
Cap SA	380	4,371
Cencosud SA	3,560	10,538
Cia Cervecerias Unidas SA ADR	200	4,746
Colbun SA	36,400	7,169
Embotelladora Andina SA, Series A ADR	300	6,060
Embotelladora Andina SA, Series B ADR	180	4,117
Empresa Nacional de Telecomunicaciones SA(1)	2,697	29,664
Empresas CMPC SA	5,960	13,309
Empresas COPEC SA	3,510	36,495
Enel Americas SA ADR	1,720	16,770
Enel Chile SA ADR	1,720	8,686
Enel Generacion Chile SA ADR	350	7,109
Itau CorpBanca ADR	1,250	14,975
Latam Airlines Group SA ADR(1)	1,037	10,494
Parque Arauco SA	4,808	12,089
Quinenco SA	3,270	8,423
S.A.C.I. Falabella	5,230	42,322
Sigdo Koppers SA	4,680	6,010
Sociedad Quimica y Minera de Chile SA ADR	540	17,010
Sonda SA	4,030	6,569
Vina Concha y Toro SA ADR	200	6,760

		$355,573

5	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China — 12.9%
AAC Technologies Holdings, Inc.	1,000	$10,520
Agricultural Bank of China, Ltd., Class H	22,000	10,140
Air China, Ltd., Class H	8,000	6,174
Aisino Corp.	1,500	4,461
Aluminum Corp. of China, Ltd., Class H(1)	14,000	6,973
Anhui Conch Cement Co., Ltd., Class H	5,000	17,408
Baidu, Inc. ADR(1)	200	34,826
Bank of China, Ltd., Class H	19,000	9,613
Bank of Communications, Ltd., Class H	7,000	5,579
BBMG Corp., Class H	14,000	6,537
Beijing Enterprises Holdings, Ltd.	500	2,615
Beijing Enterprises Water Group, Ltd.	14,000	9,994
Belle International Holdings, Ltd.	8,000	5,508
Brilliance China Automotive Holdings, Ltd.	12,000	18,841
BYD Co., Ltd., Class H	1,000	5,876
CGN Power Co., Ltd., Class H(2)	33,000	10,028
China Bluechemical, Ltd., Class H	8,000	2,779
China Cinda Asset Management Co., Ltd., Class H	11,000	4,336
China CITIC Bank Corp., Ltd., Class H	9,000	6,178
China Coal Energy Co., Ltd., Class H(1)	8,000	4,231
China Communications Construction Co., Ltd., Class H	7,000	9,032
China Communications Services Corp., Ltd., Class H	8,000	5,342
China Construction Bank Corp., Class H	23,000	18,937
China Everbright International, Ltd.	6,000	7,770
China Evergrande Group	12,000	9,007
China Gas Holdings, Ltd.	10,000	14,833
China Hongqiao Group, Ltd.	9,000	9,046
China Life Insurance Co., Ltd., Class H	2,000	6,094
China Longyuan Power Group Corp., Ltd., Class H	5,000	4,288
China Medical System Holdings, Ltd.	4,000	6,510
China Mengniu Dairy Co., Ltd.	8,000	15,729
China Merchants Bank Co., Ltd., Class H	4,000	10,637
China Merchants Port Holdings Co., Ltd.	2,000	5,577
China Minsheng Banking Corp., Ltd., Class H	6,000	6,843
China Mobile, Ltd.	10,500	115,816
China National Building Material Co., Ltd., Class H	6,000	4,375
China Northern Rare Earth Group High-Tech Co., Ltd.	2,420	4,535
China Oilfield Services, Ltd., Class H	2,000	1,992
China Overseas Land & Investment, Ltd.	8,000	24,604
China Pacific Insurance (Group) Co., Ltd., Class H	1,800	6,590
China Petroleum & Chemical Corp., Class H	50,000	38,757
China Railway Construction Corp., Ltd., Class H	4,500	6,362
China Railway Group, Ltd., Class H	9,000	7,862
China Resources Beer Holdings Co., Ltd.(1)	6,000	13,620
China Resources Gas Group, Ltd.	2,000	6,108
China Resources Land, Ltd.	4,444	12,125

Security	Shares	Value

China (continued)
China Resources Power Holdings Co., Ltd.	4,000	$7,239
China Shenhua Energy Co., Ltd., Class H	4,500	9,416
China Shipbuilding Industry Co., Ltd.(1)	4,400	4,921
China State Construction Engineering Corp., Ltd.	3,500	4,512
China State Construction International Holdings, Ltd.	4,000	6,534
China Telecom Corp., Ltd., Class H	26,000	12,228
China Unicom (Hong Kong), Ltd.	8,000	9,727
China United Network Communications, Ltd.	5,800	5,930
China Vanke Co., Ltd., Class H	2,600	6,526
China Yangtze Power Co., Ltd.	2,500	4,717
CITIC, Ltd.	4,000	5,746
CNOOC, Ltd.	25,000	29,575
COSCO SHIPPING Holdings Co., Ltd., Class H(1)	11,500	5,479
COSCO SHIPPING Ports, Ltd.	4,000	4,455
Country Garden Holdings Co., Ltd.	19,000	13,605
CSPC Pharmaceutical Group, Ltd.	8,000	9,783
Ctrip.com International, Ltd. ADR(1)	400	18,976
Datang International Power Generation Co., Ltd., Class H	10,000	2,925
Dongfeng Motor Group Co., Ltd., Class H	6,000	7,115
Fullshare Holdings, Ltd.	17,500	6,783
GCL-Poly Energy Holdings, Ltd.(1)	18,000	2,457
GD Power Development Co., Ltd.	10,100	4,880
Geely Automobile Holdings, Ltd.	10,000	13,593
Great Wall Motor Co., Ltd., Class H	6,000	7,368
Guangdong Investment, Ltd.	6,000	8,174
Guangzhou Automobile Group Co., Ltd., Class H	6,000	10,063
Haier Electronics Group Co., Ltd.	3,000	5,518
Hengan International Group Co., Ltd.	2,500	21,338
Huadian Power International Corp., Ltd., Class H	22,000	9,660
Huaneng Power International, Inc., Class H	28,000	19,104
Industrial & Commercial Bank of China, Ltd., Class H	23,000	15,071
Inner Mongolia Yili Industrial Group Co., Ltd.	1,800	4,727
Jiangsu Expressway Co., Ltd., Class H	4,000	5,277
Jiangsu Hengrui Medicine Co., Ltd.	900	6,603
Jiangxi Copper Co., Ltd., Class H	6,000	10,105
Kingboard Chemical Holdings, Ltd.	2,500	8,839
Kunlun Energy Co., Ltd.	4,000	3,475
Kweichow Moutai Co., Ltd.	100	5,158
Lee & Man Paper Manufacturing, Ltd.	8,000	7,248
Lenovo Group, Ltd.	6,000	3,599
Longfor Properties Co., Ltd.	3,500	5,599
NetEase, Inc. ADR	100	30,506
New Oriental Education & Technology Group, Inc. ADR(1)	290	14,039
Nine Dragons Paper Holdings, Ltd.	7,000	8,883
Offshore Oil Engineering Co., Ltd.	4,400	5,166
PetroChina Co., Ltd., Class H	40,000	30,383

6	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
PICC Property & Casualty Co., Ltd., Class H	4,000	$6,108
Ping An Insurance (Group) Co. of China, Ltd., Class H	1,000	5,327
Poly Real Estate Group Co., Ltd.	4,200	5,785
SAIC Motor Corp. Ltd.	1,300	4,876
Sanan Optoelectronics Co., Ltd.	2,600	5,683
Semiconductor Manufacturing International Corp.(1)	6,000	7,802
Shandong Gold Mining Co., Ltd.	900	4,843
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	7,219
Shanghai Fosun Pharmaceutical Group Co., Ltd.	3,000	10,310
Shanghai Industrial Holdings, Ltd.	2,000	5,581
Shanghai Oriental Pearl Media Co., Ltd.	1,400	4,823
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,100	10,556
Shanghai Pudong Development Bank Co., Ltd.	1,991	4,804
Shimao Property Holdings, Ltd.	2,000	2,871
Sihuan Pharmaceutical Holdings Group, Ltd.	14,000	4,780
SINA Corp.(1)	100	6,953
Sino Biopharmaceutical, Ltd.	19,000	16,375
Sino-Ocean Group Holding, Ltd.	8,500	4,222
Sinopec Shanghai Petrochemical Co., Ltd., Class H	21,000	12,712
Sinopharm Group Co., Ltd., Class H	5,200	24,047
Sohu.com, Inc.(1)	100	3,983
Sun Art Retail Group, Ltd.	4,500	4,338
Sunac China Holdings, Ltd.	5,000	5,199
Tencent Holdings, Ltd.	3,600	95,533
Tingyi (Cayman Islands) Holding Corp.	4,000	4,484
Tsingtao Brewery Co., Ltd., Class H	1,000	4,597
Want Want China Holdings, Ltd.	20,000	12,866
Weibo Corp. ADR(1)	10	505
Weichai Power Co., Ltd., Class H	2,000	3,522
WH Group, Ltd.(2)	17,000	13,272
Xinyi Glass Holdings, Ltd.	6,000	5,440
Yangzijiang Shipbuilding Holdings, Ltd.	7,000	4,618
Yanzhou Coal Mining Co., Ltd., Class H	4,000	3,213
Zhejiang Expressway Co., Ltd., Class H	6,000	6,748
Zijin Mining Group Co., Ltd., Class H	20,000	7,556

		$1,329,584

Colombia — 1.8%
Almacenes Exito SA	1,060	$5,625
Avianca Holdings SA, PFC Shares	8,314	7,964
Banco de Bogota SA	340	6,734
Bancolombia SA	1,001	8,546
Bancolombia SA ADR, PFC Shares	340	12,699
Cementos Argos SA	1,910	7,631
Cemex Latam Holdings SA(1)	2,933	10,777
Corporacion Financiera Colombiana SA	531	5,320

Security	Shares	Value

Colombia (continued)
Ecopetrol SA ADR(1)	2,860	$25,797
Empresa de Energia de Bogota SA	12,100	7,520
Grupo Argos SA	2,148	14,494
Grupo Aval Acciones y Valores SA	15,110	5,805
Grupo Aval Acciones y Valores SA, PFC Shares	14,800	5,736
Grupo de Inversiones Suramericana SA	540	6,746
Grupo Nutresa SA	2,220	17,891
Interconexion Electrica SA	8,220	31,438

		$180,723

Czech Republic — 0.9%
CEZ AS	1,842	$32,509
Komercni Banka AS	980	35,229
Pegas Nonwovens SA	400	13,093
Unipetrol AS	1,100	9,135

		$89,966

Greece — 1.6%
Aegean Airlines SA	769	$5,379
Alpha Bank AE(1)	2,958	5,338
Athens Water Supply & Sewage Co. SA	901	5,000
Costamare, Inc.	500	3,055
Diana Shipping, Inc.(1)	1,630	6,227
Ellaktor SA(1)	2,996	3,612
Eurobank Ergasias SA(1)	7,607	5,059
GasLog, Ltd.	200	3,090
Hellenic Exchanges - Athens Stock Exchange SA	1,170	5,695
Hellenic Petroleum SA(1)	1,050	5,213
Hellenic Telecommunications Organization SA	2,050	18,388
JUMBO SA	1,035	14,629
Motor Oil (Hellas) Corinth Refineries SA	972	15,029
Mytilineos Holdings SA(1)	1,510	11,333
National Bank of Greece SA(1)	31,854	8,081
OPAP SA	1,233	11,080
Public Power Corp. SA(1)	2,630	7,652
Sarantis SA	600	6,387
Titan Cement Co. SA	890	21,168
Tsakos Energy Navigation, Ltd.	1,100	5,093

		$166,508

Hungary — 0.9%
Magyar Telekom Telecommunications PLC	5,560	$9,363
MOL Hungarian Oil & Gas Rt.	400	27,424
OTP Bank PLC	970	28,161
Richter Gedeon Nyrt.	1,210	26,831

		$91,779

7	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

India — 6.6%
Ambuja Cements, Ltd. GDR(3)	7,485	$25,632
Apollo Hospitals Enterprise, Ltd. GDR(3)	1,239	24,134
Axis Bank, Ltd. GDR(3)	370	14,093
Cipla, Ltd. GDR(3)	3,863	33,758
Dr. Reddy’s Laboratories, Ltd. ADR	700	30,072
Federal Bank, Ltd. GDR(3)	6,519	8,554
GAIL India, Ltd. GDR(3)	730	33,863
Grasim Industries, Ltd. GDR(3)	2,075	30,815
Hindalco Industries, Ltd. GDR(2)	4,300	11,835
ICICI Bank, Ltd. ADR	2,300	18,860
Infosys, Ltd. ADR	3,520	53,293
Larsen & Toubro, Ltd. GDR(3)	1,523	33,253
LIC Housing Finance, Ltd. GDR(3)	1,641	27,526
Mahindra & Mahindra, Ltd. GDR	1,470	28,632
NCC, Ltd. GDR(3)	20,747	25,953
Reliance Communications, Ltd. GDR(1)	48,562	28,306
Reliance Industries, Ltd. GDR(2)	1,933	71,234
Reliance Infrastructure, Ltd. GDR	986	24,723
State Bank of India GDR(3)	771	30,766
Suzlon Energy, Ltd. GDR(1)(3)	26,077	28,340
Tata Motors, Ltd. ADR	800	26,872
Tata Steel, Ltd. GDR(3)	3,667	26,413
Vedanta, Ltd. ADR	1,000	15,370
Videocon d2h, Ltd. ADR(1)	2,700	26,001

		$678,298

Indonesia — 3.5%
Adaro Energy Tbk PT	189,400	$24,009
AKR Corporindo Tbk PT	14,000	6,663
Aneka Tambang Persero Tbk PT(1)	40,500	2,259
Astra International Tbk PT	51,000	31,269
Bank Central Asia Tbk PT	14,700	17,001
Bank CIMB Niaga Tbk PT(1)	736	55
Bank Danamon Indonesia Tbk PT	14,000	5,190
Bank Mandiri Persero Tbk PT	23,500	19,837
Bank Negara Indonesia Persero Tbk PT	22,000	10,284
Bank Rakyat Indonesia Persero Tbk PT	12,700	11,355
Bumi Resources Tbk PT(1)	116,500	2,774
Bumi Serpong Damai Tbk PT	38,500	5,267
Charoen Pokphand Indonesia Tbk PT	23,500	5,461
Global Mediacom Tbk PT	29,500	1,192
Gudang Garam Tbk PT	1,500	7,394
Indo Tambangraya Megah Tbk PT	2,000	2,634
Indocement Tunggal Prakarsa Tbk PT	7,000	7,934
Indofood CBP Sukses Makmur Tbk PT	11,000	6,852
Indofood Sukses Makmur Tbk PT	14,500	8,800

Security	Shares	Value

Indonesia (continued)
Jasa Marga (Persero) Tbk PT	10,673	$3,820
Kalbe Farma Tbk PT	210,800	24,138
Lippo Karawaci Tbk PT	62,500	3,441
Medco Energi Internasional Tbk PT(1)	21,000	3,931
Media Nusantara Citra Tbk PT	19,000	2,362
Mitra Keluarga Karyasehat Tbk PT	26,800	5,119
MNC Investama Tbk PT(1)	214,500	2,124
Pembangunan Perumahan Persero Tbk PT	50,556	13,181
Perusahaan Gas Negara Persero Tbk PT	39,500	8,356
Semen Indonesia Persero Tbk PT	15,500	11,163
Sugih Energy Tbk PT(1)(4)	194,200	815
Summarecon Agung Tbk PT	62,500	6,404
Surya Semesta Internusa Tbk PT	78,000	3,213
Tambang Batubara Bukit Asam Tbk PT	5,000	4,176
Telekomunikasi Indonesia Persero Tbk PT	168,500	48,378
Tower Bersama Infrastructure Tbk PT	10,000	3,746
Unilever Indonesia Tbk PT	3,500	11,061
United Tractors Tbk PT	9,000	16,621
Vale Indonesia Tbk PT(1)	22,500	4,294
Wijaya Karya Persero Tbk PT	30,000	5,612
XL Axiata Tbk PT(1)	13,500	3,022

		$361,207

Kuwait — 1.7%
Agility Public Warehousing Co. KSC	7,783	$15,021
Gulf Bank	16,537	13,327
Gulf National Holding Co.(1)(4)	3,323	0
Jazeera Airways Co. KSC	1,659	3,315
Kuwait Finance House KSCP	9,571	19,134
Kuwait Food Co. (Americana) SAK	2,500	21,517
Mabanee Co. SAK	6,338	17,442
Mobile Telecommunications Co.	17,436	27,416
National Bank of Kuwait SAK	9,618	23,339
National Industries Group Holding SAK	14,099	6,841
Qurain Petrochemical Industries Co. KSC	25,000	26,600
VIVA Kuwait Telecom Co.(1)	424	1,181

		$175,133

Malaysia — 3.5%
AMMB Holdings Bhd	2,300	$2,397
Astro Malaysia Holdings Bhd	5,400	3,467
Axiata Group Bhd	6,900	6,880
Batu Kawan Bhd	1,500	6,632
Berjaya Sports Toto Bhd	3,915	2,575
British American Tobacco Malaysia Bhd	400	4,369

8	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Malaysia (continued)
Bumi Armada Bhd(1)	35,450	$5,785
CIMB Group Holdings Bhd	4,700	5,257
Dialog Group Bhd	17,336	6,557
Digi.com Bhd	8,900	10,102
Felda Global Ventures Holdings Bhd	3,700	1,563
Gamuda Bhd	3,100	3,427
Genting Bhd	6,900	14,371
Genting Malaysia Bhd	11,200	13,240
HAP Seng Consolidated Bhd	1,800	3,662
Hong Leong Bank Bhd	1,100	3,361
Hong Leong Financial Group Bhd	1,100	3,729
IGB Real Estate Investment Trust	15,400	5,758
IHH Healthcare Bhd	15,700	21,246
IJM Corp. Bhd	10,200	7,695
IOI Corp. Bhd	11,600	12,217
IOI Properties Group Bhd	15,799	7,506
KLCCP Stapled Group	2,500	4,389
Kuala Lumpur Kepong Bhd	1,800	9,776
Lafarge Malaysia Bhd	2,700	4,015
Magnum Bhd	4,900	2,406
Malayan Banking Bhd	2,400	4,646
Maxis Bhd	3,300	4,686
MISC Bhd	3,100	5,170
My EG Services Bhd	33,600	12,332
Parkson Holdings Bhd(1)	5,513	795
Petronas Chemicals Group Bhd	14,000	22,858
Petronas Dagangan Bhd	2,200	12,124
Petronas Gas Bhd	1,900	8,566
PPB Group Bhd	1,100	4,102
Public Bank Bhd	2,900	13,034
RHB Bank Bhd	2,608	2,841
Sapurakencana Petroleum Bhd(1)	32,400	13,846
Silverlake Axis, Ltd.	19,000	7,585
Sime Darby Bhd	4,400	8,878
Sunway Bhd	11,000	7,997
Telekom Malaysia Bhd	5,700	7,906
Tenaga Nasional Bhd	5,900	17,979
Top Glove Corp. Bhd	5,200	5,891
UEM Sunrise Bhd	24,400	6,261
UMW Holdings Bhd	1,300	1,621
Unisem (M) Bhd	11,300	6,897
Yinson Holdings BHD	7,700	5,762
YTL Corp. Bhd	10,500	3,665
YTL Power International Bhd	9,555	3,205

		$361,029

Security	Shares	Value

Mexico — 7.0%
Alfa SAB de CV, Series A	21,217	$27,055
Alsea SAB de CV	3,900	10,971
America Movil SAB de CV, Series L ADR	6,700	85,157
Arca Continental SAB de CV	2,500	14,030
Bolsa Mexicana de Valores SAB de CV	3,200	4,611
Cemex SAB de CV ADR(1)	5,792	49,000
Coca-Cola Femsa SAB de CV ADR	140	9,188
Concentradora Fibra Danhos SA de CV	9,600	14,898
Concentradora Hipotecaria SAPI de CV	4,600	5,218
Corp. Inmobiliaria Vesta SAB de CV	5,300	6,489
El Puerto de Liverpool SAB de CV	1,270	8,832
Fibra Uno Administracion SA de CV	24,700	35,763
Fomento Economico Mexicano SAB de CV ADR	500	40,270
Gentera SAB de CV	4,100	5,422
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,000	25,996
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,290	20,418
Grupo Bimbo SAB de CV, Series A	6,800	16,066
Grupo Carso SAB de CV, Series A1	2,700	11,432
Grupo Elektra SAB de CV	260	3,769
Grupo Financiero Banorte SAB de CV, Class O	10,600	52,748
Grupo Financiero Inbursa SAB de CV, Class O	10,400	14,913
Grupo Financiero Santander Mexico SAB de CV	8,000	11,989
Grupo Mexico SAB de CV, Series B	10,400	31,508
Grupo Televisa SAB ADR	2,900	73,979
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	4,800	6,639
Industrias Penoles SAB de CV	590	13,978
Infraestructura Energetica Nova SAB de CV	4,200	17,990
Kimberly-Clark de Mexico SAB de CV, Class A	5,100	9,633
Macquarie Mexico Real Estate Management SA de CV(1)	7,900	8,163
Mexichem SAB de CV	4,203	9,931
Minera Frisco SAB de CV(1)	3,600	2,519
Nemak SAB de CV(2)	9,400	9,259
PLA Administradora Industrial S de RL de CV(1)	5,900	8,722
Prologis Property Mexico SA de CV	3,500	5,177
Promotora y Operadora de Infraestructura SAB de CV(1)	1,500	14,000
Wal-Mart de Mexico SAB de CV, Series V	18,600	36,198

		$721,931

Pakistan — 1.6%
Bank AL Habib, Ltd.	12,000	$6,185
Engro Corp., Ltd.	3,000	10,918
Engro Foods, Ltd.(1)	3,100	5,309
Fauji Fertilizer Co., Ltd.	8,400	8,653
Ferozsons Laboratories, Ltd.	600	3,247
Habib Bank, Ltd.	5,800	15,076

9	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Pakistan (continued)
Hub Power Co., Ltd.	13,500	$16,834
Indus Motor Co., Ltd.	300	4,562
K-Electric, Ltd.(1)	66,000	5,990
Kot Addu Power Co., Ltd.	7,500	5,737
Lucky Cement, Ltd.	2,000	16,626
MCB Bank, Ltd.	6,000	13,003
Millat Tractors, Ltd.	450	4,951
Nishat Mills, Ltd.	4,500	7,297
Oil & Gas Development Co., Ltd.	3,400	5,095
Pak Elektron, Ltd.	6,500	5,284
Pakistan Petroleum, Ltd.	4,500	7,462
Pakistan State Oil Co., Ltd.	1,800	7,577
Pakistan Telecommunication Co., Ltd.	34,500	5,510
Searle Co., Ltd. (The)	1,812	11,309

		$166,625

Peru — 1.7%
Alicorp SAA	11,251	$26,503
Cia de Minas Buenaventura SA ADR	1,677	20,627
Credicorp, Ltd.	365	60,086
Ferreycorp SAA	13,414	7,643
Grana y Montero SAA	5,300	3,085
Intercorp Financial Services, Inc.	220	7,260
Southern Copper Corp.	1,275	46,741
Volcan Cia Minera SAA, Class B	17,440	4,488

		$176,433

Philippines — 3.5%
Aboitiz Equity Ventures, Inc.	8,900	$13,012
Aboitiz Power Corp.	16,600	14,181
ABS-CBN Holdings Corp.	5,000	4,769
Alliance Global Group, Inc.	16,900	4,270
Ayala Corp.	710	11,137
Ayala Land, Inc.	16,000	11,239
Bank of the Philippine Islands	4,747	8,879
BDO Unibank, Inc.	6,471	14,866
Bloomberry Resorts Corp.(1)	36,500	5,344
CEMEX Holdings Philippines, Inc.(1)(2)	36,600	6,623
Cosco Capital, Inc.	33,300	5,911
D&L Industries, Inc.	58,400	15,207
Emperador, Inc.	20,800	2,846
Energy Development Corp.	66,300	7,778
First Gen Corp.	8,400	3,527
Globe Telecom, Inc.	260	9,461
GT Capital Holdings, Inc.	230	5,529

Security	Shares	Value

Philippines (continued)
International Container Terminal Services, Inc.	4,940	$7,456
JG Summit Holding, Inc.	11,440	17,650
Jollibee Foods Corp.	3,780	15,176
LT Group, Inc.	17,100	5,057
Manila Electric Co.	2,270	13,194
Manila Water Co.	7,700	4,680
Megaworld Corp.	42,400	3,067
Melco Crown Philippines Resorts Corp.(1)	23,000	2,313
Metro Pacific Investments Corp.	64,900	8,779
Metropolitan Bank & Trust Co.	5,781	9,320
Petron Corp.	33,700	5,836
PLDT, Inc.	890	25,843
Puregold Price Club, Inc.	10,600	9,709
Robinsons Land Corp.	9,100	4,285
Robinsons Retail Holdings, Inc.	4,660	7,525
Semirara Mining & Power Corp.	5,250	14,869
SM Investments Corp.	1,200	15,826
SM Prime Holdings, Inc.	38,500	22,513
Travellers International Hotel Group, Inc.	27,500	1,769
Universal Robina Corp.	6,350	20,221

		$359,667

Poland — 3.9%
Alior Bank SA(1)	348	$5,597
AmRest Holdings SE(1)	88	7,389
Asseco Poland SA	1,570	21,610
Bank Handlowy w Warszawie SA	220	4,265
Bank Millennium SA(1)	3,150	5,284
Bank Pekao SA	530	18,227
Bank Zachodni WBK SA	146	12,604
Bioton SA(1)	1,668	3,039
Budimex SA	123	7,389
CCC SA	180	9,974
Ciech SA	245	4,513
Cyfrowy Polsat SA(1)	1,700	9,683
Enea SA(1)	1,934	5,074
Energa SA	1,332	3,574
Eurocash SA	1,060	8,655
Grupa Azoty SA	200	3,410
Grupa Lotos SA(1)	693	8,284
ING Bank Slaski SA	210	9,482
Inter Cars SA	64	4,963
Jastrzebska Spolka Weglowa SA(1)	2,260	38,717
KGHM Polska Miedz SA	897	28,400
KRUK SA	110	6,629
LPP SA	10	13,917

10	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Poland (continued)
mBank SA(1)	70	$6,822
Orange Polska SA	10,040	11,673
PGE SA	10,129	29,558
PKP Cargo SA(1)	622	9,005
Polski Koncern Naftowy ORLEN SA	1,452	33,622
Polskie Gornictwo Naftowe i Gazownictwo SA	5,950	9,141
Powszechna Kasa Oszczednosci Bank Polski SA(1)	3,370	27,568
Powszechny Zaklad Ubezpieczen SA	2,300	20,391
Synthos SA	3,160	4,571
Tauron Polska Energia SA(1)	10,610	7,825

		$400,855

Qatar — 1.8%
Barwa Real Estate Co.	775	$8,477
Doha Bank QSC	1,370	14,609
Industries Qatar	490	15,994
Masraf Al Rayan QSC	2,100	23,120
Ooredoo QSC	560	16,295
Qatar Electricity & Water Co. QSC	528	32,629
Qatar Gas Transport Co., Ltd.	4,990	32,266
Qatar Islamic Bank	1,120	31,371
United Development Co. QSC	1,300	7,787

		$182,548

Russia — 6.3%
Gazprom PJSC ADR	13,537	$60,423
Globaltrans Investment PLC GDR(3)	780	4,667
Lukoil PJSC ADR	1,022	54,191
Magnit PJSC	430	67,129
Mail.ru Group, Ltd. GDR(1)(3)	660	14,526
MegaFon PJSC GDR(3)	1,200	13,855
MMC Norilsk Nickel PJSC ADR	1,990	31,687
Mobile TeleSystems PJSC	12,250	57,613
Novatek PJSC GDR(3)	178	23,072
Novolipetsk Steel PJSC GDR	440	8,433
PIK Group PJSC GDR(1)(3)	3,900	19,263
Polymetal International PLC	500	5,924
Rosneft Oil Co. PJSC GDR(3)	2,470	14,014
RusHydro PJSC ADR	13,220	21,266
Sberbank of Russia PJSC ADR	8,342	90,955
Severstal PJSC GDR(3)	615	8,760
Sistema PJSC FC	20,540	7,862
Surgutneftegas OJSC ADR	2,614	13,190
Surgutneftegas OJSC, PFC Shares	19,130	10,453
Tatneft PJSC ADR	642	22,513

Security	Shares	Value

Russia (continued)
Transneft PJSC, PFC Shares	4	$12,440
VimpelCom, Ltd. ADR	1,300	5,343
VTB Bank PJSC GDR(3)	5,395	12,081
X5 Retail Group NV GDR(1)(3)	770	23,336
Yandex NV, Class A(1)	2,000	45,000

		$647,996

South Africa — 6.9%
AECI, Ltd.	410	$3,426
African Rainbow Minerals, Ltd.	1,915	14,785
Anglo American Platinum, Ltd.(1)	150	3,464
AngloGold Ashanti, Ltd.(1)	920	10,144
Aspen Pharmacare Holdings, Ltd.	1,570	33,899
Assore, Ltd.	120	2,482
AVI, Ltd.	840	6,095
Barclays Africa Group, Ltd.	710	8,217
Barloworld, Ltd.	1,160	10,248
Bid Corp., Ltd.	1,270	25,432
Bidvest Group, Ltd. (The)	1,270	15,004
Coronation Fund Managers, Ltd.	730	3,744
DataTec, Ltd.	1,300	5,404
Discovery, Ltd.	820	7,683
Exxaro Resources, Ltd.	370	3,041
FirstRand, Ltd.	4,690	17,739
Fortress Income Fund, Ltd., Class A	1,635	2,168
Fortress Income Fund, Ltd., Class B	1,635	4,343
Foschini Group, Ltd. (The)	460	5,689
Gold Fields, Ltd.	1,860	5,670
Grindrod, Ltd.	2,010	2,086
Growthpoint Properties, Ltd.	2,780	5,606
Hosken Consolidated Investments, Ltd.	500	5,489
Impala Platinum Holdings, Ltd.(1)	1,260	4,219
Imperial Holdings, Ltd.	400	5,094
Investec, Ltd.	760	5,338
Kumba Iron Ore, Ltd.(1)	150	2,450
Life Healthcare Group Holdings, Ltd.	2,100	5,360
Massmart Holdings, Ltd.	280	3,200
MMI Holdings, Ltd.	2,370	4,441
Mondi, Ltd.	330	7,571
Mr Price Group, Ltd.	420	5,439
MTN Group, Ltd.	6,420	58,577
Murray & Roberts Holdings, Ltd.	2,770	3,224
Nampak, Ltd.(1)	1,560	1,982
Naspers, Ltd., Class N	780	124,695
Nedbank Group, Ltd.	390	7,272
Netcare, Ltd.	2,470	5,993

11	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Africa (continued)
PPC, Ltd.(1)	1,620	$816
Rand Merchant Investment Holdings, Ltd.	1,790	5,482
Redefine Properties, Ltd.	6,150	5,095
Remgro, Ltd.	860	14,637
Reunert, Ltd.	1,110	5,942
RMB Holdings, Ltd.	1,540	7,437
Sanlam, Ltd.	3,380	17,451
Sappi, Ltd.	1,216	7,576
Sasol, Ltd.	2,180	62,012
Shoprite Holdings, Ltd.	1,910	27,563
SPAR Group, Ltd. (The)	390	5,304
Standard Bank Group, Ltd.	2,250	24,521
Steinhoff International Holdings NV	3,060	16,369
Tiger Brands, Ltd.	950	30,249
Trencor, Ltd.	730	2,128
Truworths International, Ltd.	910	6,041
Vodacom Group, Ltd.	1,240	14,004
Wilson Bayly Holmes-Ovcon, Ltd.	480	5,315
Woolworths Holdings, Ltd.	1,220	6,507

		$711,162

South Korea — 7.3%
AMOREPACIFIC Corp.	100	$26,606
BNK Financial Group, Inc.	484	3,714
E-MART, Inc.	50	9,189
GS Holdings Corp.	190	9,311
Hana Financial Group, Inc.	470	14,641
Hanwha Chemical Corp.	360	8,060
Hanwha Corp.	150	4,821
Hyosung Corp.	80	9,288
Hyundai Engineering & Construction Co., Ltd.	120	5,065
Hyundai Glovis Co., Ltd.	60	8,138
Hyundai Heavy Industries Co., Ltd.(1)	50	7,258
Hyundai Mobis Co., Ltd.	70	15,778
Hyundai Motor Co.	170	22,446
Hyundai Steel Co.	120	6,622
Industrial Bank of Korea	490	5,349
KB Financial Group, Inc.	600	24,768
Kia Motors Corp.	300	10,141
Korea Electric Power Corp.	630	24,240
Korea Investment Holdings Co., Ltd.	130	5,441
Korea Zinc Co., Ltd.	30	11,033
KT Corp.	360	9,691
KT&G Corp.	180	16,297
Kwangju Bank	45	414
LG Chem, Ltd.	90	22,503

Security	Shares	Value

South Korea (continued)
LG Corp.	160	$8,877
LG Display Co., Ltd.	330	7,994
LG Electronics, Inc.	200	10,562
LG Household & Health Care, Ltd.	20	15,521
Lotte Chemical Corp.	30	9,666
Lotte Shopping Co., Ltd.	30	6,129
Macquarie Korea Infrastructure Fund	930	6,778
Naver Corp.	30	20,568
OCI Co., Ltd.	40	3,147
POSCO	145	36,259
S-Oil Corp.	90	6,870
Samsung C&T Corp.	59	6,409
Samsung Electro-Mechanics Co., Ltd.	100	5,168
Samsung Electronics Co., Ltd.	105	178,440
Samsung Fire & Marine Insurance Co., Ltd.	60	13,521
Samsung Heavy Industries Co., Ltd.(1)	230	2,273
Samsung Life Insurance Co., Ltd.	230	21,759
Samsung SDI Co., Ltd.	94	10,708
Samsung Securities Co., Ltd.	150	4,391
Shinhan Financial Group Co., Ltd.	710	29,210
SK Holdings Co., Ltd.	29	5,588
SK Hynix, Inc.	550	22,663
SK Innovation Co., Ltd.	100	13,640
SK Telecom Co., Ltd.	100	20,443
Woori Bank	595	6,994

		$754,392

Taiwan — 7.2%
Advanced Semiconductor Engineering, Inc.	12,000	$14,972
Asia Cement Corp.	7,140	7,061
Asustek Computer, Inc.	1,000	9,023
AU Optronics Corp.	25,000	9,906
Catcher Technology Co., Ltd.	2,000	16,688
Cathay Financial Holding Co., Ltd.	11,210	17,596
Chailease Holding Co., Ltd.	2,288	4,907
Chang Hwa Commercial Bank, Ltd.	10,411	6,218
Cheng Shin Rubber Industry Co., Ltd.	6,000	12,753
China Development Financial Holding Corp.	23,000	6,059
China Life Insurance Co., Ltd.	7,172	7,035
China Steel Corp.	24,480	20,547
Chunghwa Telecom Co., Ltd.	10,000	33,157
Compal Electronics, Inc.	13,000	8,139
CTBC Financial Holding Co., Ltd.	24,211	14,449
Delta Electronics, Inc.	3,157	17,563
E.Sun Financial Holding Co., Ltd.	12,785	7,761
Far Eastern New Century Corp.	9,363	8,357

12	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Taiwan (continued)
Far EasTone Telecommunications Co., Ltd.	6,000	$14,432
First Financial Holding Co., Ltd.	13,099	7,732
Formosa Chemicals & Fibre Corp.	7,000	22,134
Formosa Petrochemical Corp.	4,000	13,915
Formosa Plastics Corp.	9,000	27,108
Fubon Financial Holding Co., Ltd.	10,000	16,205
Giant Manufacturing Co., Ltd.	2,000	12,335
Hon Hai Precision Industry Co., Ltd.	16,816	48,934
Hotai Motor Co., Ltd.	1,000	11,427
HTC Corp.(1)	2,000	5,123
Hua Nan Financial Holdings Co., Ltd.	12,778	7,028
Innolux Corp.	22,577	9,199
Inventec Corp.	10,000	7,428
Kenda Rubber Industrial Co., Ltd.	3,437	5,547
Lite-On Technology Corp.	6,090	10,199
MediaTek, Inc.	2,000	14,575
Mega Financial Holding Co., Ltd.	12,839	9,993
Merida Industry Co., Ltd.	2,100	10,701
Nan Ya Plastics Corp.	11,000	26,696
Pou Chen Corp.	11,000	14,928
President Chain Store Corp.	2,000	14,676
Quanta Computer, Inc.	6,000	12,421
Ruentex Industries, Ltd.	2,190	4,150
Shin Kong Financial Holding Co., Ltd.(1)	16,458	4,441
Siliconware Precision Industries Co., Ltd.	8,000	12,603
SinoPac Financial Holdings Co., Ltd.	16,692	5,079
Taishin Financial Holding Co., Ltd.	14,830	5,865
Taiwan Cement Corp.	8,000	9,795
Taiwan Cooperative Financial Holding Co., Ltd.	13,265	6,324
Taiwan Fertilizer Co., Ltd.	2,000	2,766
Taiwan Mobile Co., Ltd.	5,000	17,557
Taiwan Semiconductor Manufacturing Co., Ltd.	12,000	73,518
Uni-President Enterprises Corp.	14,331	25,450
United Microelectronics Corp.	26,000	10,780
Yuanta Financial Holding Co., Ltd.	15,778	6,674
Yulon Motor Co., Ltd.	6,000	5,585

		$735,514

Thailand — 3.4%
Advanced Info Service PCL(5)	4,200	$20,073
Airports of Thailand PCL(5)	17,000	18,862
Bangkok Bank PCL(5)	1,500	7,613
Bangkok Dusit Medical Services PCL(5)	17,000	9,779
Bank of Ayudhya PCL NVDR	8,000	8,880
BEC World PCL(5)	4,700	2,113
Berli Jucker PCL(5)	12,000	15,804

Security	Shares	Value

Thailand (continued)
BTS Group Holdings PCL(5)	25,200	$5,912
Central Pattana PCL(5)	5,500	8,657
Charoen Pokphand Foods PCL(5)	13,800	11,055
CP ALL PCL(5)	16,300	27,998
Delta Electronics (Thailand) PCL(5)	4,800	12,711
Glow Energy PCL(5)	2,000	4,462
Hana Microelectronics PCL(5)	8,200	9,989
Home Product Center PCL(5)	25,601	7,222
Indorama Ventures PCL(5)	9,600	9,756
Intouch Holdings PCL(5)	5,300	8,037
IRPC PCL(5)	63,400	8,993
Kasikornbank PCL(5)	1,300	7,114
Krung Thai Bank PCL(5)	13,500	7,572
Minor International PCL(5)	10,010	9,805
PTT Exploration & Production PCL(5)	4,320	11,496
PTT Global Chemical PCL(5)	4,720	9,625
PTT PCL(5)	2,600	29,566
Siam Cement PCL(5)	900	13,292
Siam Commercial Bank PCL(5)	1,780	7,834
Sino-Thai Engineering & Construction PCL(5)	8,600	6,276
Thai Beverage PCL(5)	40,000	27,099
Thai Oil PCL(5)	2,500	5,382
TMB Bank PCL(5)	91,700	6,403
Total Access Communication PCL NVDR	2,800	3,490
True Corp. PCL(5)	47,094	8,425

		$351,295

Turkey — 3.7%
Akbank TAS	5,450	$12,985
Aksa Enerji Uretim AS(1)	5,741	4,566
Anadolu Efes Biracilik ve Malt Sanayii AS	1,210	6,577
Arcelik AS	3,691	21,146
Aygaz AS	2,227	8,128
BIM Birlesik Magazalar AS	1,535	22,067
Coca-Cola Icecek AS	510	4,908
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,477	35,586
Enka Insaat ve Sanayi AS	2,283	3,532
Eregli Demir ve Celik Fabrikalari TAS	17,580	28,623
Ford Otomotiv Sanayi AS	944	9,488
Haci Omer Sabanci Holding AS	4,000	11,036
Is Gayrimenkul Yatirim Ortakligi AS	13,540	5,758
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	14,403	4,817
KOC Holding AS	2,420	9,837
Koza Altin Isletmeleri AS(1)	500	2,582
Petkim Petrokimya Holding AS	6,975	8,262
TAV Havalimanlari Holding AS	1,100	4,576

13	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Turkey (continued)
Tekfen Holding AS	2,900	$6,278
Tofas Turk Otomobil Fabrikasi AS	1,748	13,026
Tupras-Turkiye Petrol Rafinerileri AS	2,020	47,182
Turk Hava Yollari AO(1)	2,870	4,296
Turk Sise ve Cam Fabrikalari AS	3,666	3,940
Turk Telekomunikasyon AS	6,720	10,613
Turk Traktor ve Ziraat Makineleri AS	180	3,833
Turkcell Iletisim Hizmetleri AS(1)	11,482	37,472
Turkiye Garanti Bankasi AS	6,150	14,518
Turkiye Halk Bankasi AS	1,700	5,252
Turkiye Is Bankasi, Class B	3,980	6,908
Turkiye Vakiflar Bankasi TAO, Class D	5,920	8,595
Ulker Biskuvi Sanayi AS	1,532	7,758
Yapi ve Kredi Bankasi AS(1)	3,250	3,427
Yazicilar Holding AS	700	2,959

		$380,531

United Arab Emirates — 1.6%
Air Arabia PJSC	28,550	$9,556
Arabtec Holding PJSC(1)	18,624	4,655
DP World, Ltd.	1,500	31,758
Emaar Properties PJSC	15,477	31,364
Emirates Telecommunications Group Co. PJSC	6,320	30,279
First Gulf Bank PJSC	7,760	28,836
National Bank of Abu Dhabi PJSC	11,011	31,474

		$167,922

Total Common Stocks (identified cost $10,972,821)		$10,267,064

Rights — 0.0%(6)

Security	Shares	Value
IOI Properties Group Bhd, Expires 3/17/17(1)	3,949	$649
Itausa-Investimentos Itau SA, Expires 3/31/17(1)	54	69

Total Rights (identified cost $0)		$718

Warrants — 0.0%(6)

Security	Shares	Value
Minor International PCL, Expires 11/3/17, Strike THB 36.36(1)	455	$37

Total Warrants (identified cost $0)		$37

Short-Term Investments — 0.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.92%(7)	47,168	$47,183

Total Short-Term Investments (identified cost $47,173)		$47,183

Total Investments — 100.2% (identified cost $11,019,994)		$10,315,002

Other Assets, Less Liabilities — (0.2)%		$(24,257)

Net Assets — 100.0%		$10,290,745

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2017, the aggregate value of these securities is $122,251 or 1.2% of the Fund’s net assets.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At February 28, 2017, the aggregate value of these securities is $476,674 or 4.6% of the Fund’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2017.

14	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Portfolio of Investments (Unaudited) — continued

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
United States Dollar	19.6%	$2,015,101
Hong Kong Dollar	11.0	1,128,754
South Korean Won	7.3	754,392
New Taiwan Dollar	7.1	735,514
South African Rand	6.8	694,793
Brazilian Real	6.2	639,949
Mexican Peso	4.5	464,337
Polish Zloty	3.9	400,855
New Turkish Lira	3.7	380,531
Indonesian Rupiah	3.5	361,207
Philippine Peso	3.5	359,667
Malaysian Ringgit	3.4	354,093
Thai Baht	3.2	324,233
Chilean Peso	2.2	222,856
Qatari Riyal	1.8	182,548
Kuwaiti Dinar	1.7	175,133
Pakistani Rupee	1.6	166,625
Euro	1.6	165,412
Russian Ruble	1.5	155,497
Colombian Peso	1.4	142,227
United Arab Emirates Dirham	1.3	136,164
Other currency, less than 1% each	3.4	355,114

Total Investments	100.2%	$10,315,002

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.1%	$1,760,505
Materials	12.7	1,309,382
Consumer Discretionary	10.1	1,039,282
Information Technology	9.7	1,000,435
Energy	9.3	958,287
Telecommunication Services	9.2	941,732
Consumer Staples	8.9	915,948
Industrials	8.8	909,473
Utilities	6.4	652,654
Real Estate	4.1	419,116
Health Care	3.5	361,005
Short-Term Investments	0.4	47,183

Total Investments	100.2%	$10,315,002

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

THB	–	Thai Baht

15	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Statement of Assets and Liabilities (Unaudited)

Assets	February 28, 2017
Unaffiliated investments, at value (identified cost, $10,972,821)	$10,267,819
Affiliated investment, at value (identified cost, $47,173)	47,183
Foreign currency, at value (identified cost, $15,595)	15,514
Dividends receivable	17,349
Dividends receivable from affiliated investment	25
Receivable for Fund shares sold	218
Receivable from affiliates	5,176
Total assets	$10,353,284

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$5,931
Distribution and service fees	15
Accrued foreign capital gains taxes	3,443
Accrued expenses	53,150
Total liabilities	$62,539
Net Assets	$10,290,745

Sources of Net Assets
Paid-in capital	$11,120,483
Accumulated net realized loss	(109,156)
Accumulated distributions in excess of net investment income	(12,875)
Net unrealized depreciation	(707,707)
Total	$10,290,745

Investor Class Shares
Net Assets	$83,466
Shares Outstanding	9,188
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.08

Institutional Class Shares
Net Assets	$10,207,279
Shares Outstanding	1,123,180
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.09

16	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Statement of Operations (Unaudited)

Investment Income	Six Months Ended February 28, 2017
Dividends (net of foreign taxes, $9,589)	$68,686
Interest allocated from/dividends from affiliated investment	273
Total investment income	$68,959

Expenses
Investment adviser and administration fee	$36,533
Distribution and service fees
Investor Class	88
Trustees’ fees and expenses	536
Custodian fee	50,598
Transfer and dividend disbursing agent fees	362
Legal and accounting services	29,512
Printing and postage	4,687
Registration fees	18,089
Miscellaneous	7,610
Total expenses	$148,015
Deduct —
Allocation of expenses to affiliates	$104,102
Total expense reductions	$104,102

Net expenses	$43,913

Net investment income	$25,046

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(110,721)
Investment transactions in/allocated from affiliated investment	18
Foreign currency transactions	(315)
Net realized loss	$(111,018)
Change in unrealized appreciation (depreciation) —
Investments (including net increase of $3,046 in accrued foreign capital gains taxes)	$609,233
Investments — affiliated investment	10
Foreign currency	629
Net change in unrealized appreciation (depreciation)	$609,872

Net realized and unrealized gain	$498,854

Net increase in net assets from operations	$523,900

17	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016
From operations —
Net investment income	$25,046	$172,107
Net realized loss from investment and foreign currency transactions	(111,018)	(126)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	609,872	784,624
Net increase in net assets from operations	$523,900	$956,605
Distributions to shareholders —
From net investment income
Investor Class	$(1,568)	$(610)
Institutional Class	(178,146)	(143,584)
From net realized gain
Investor Class	—	(396)
Institutional Class	—	(72,007)
Total distributions to shareholders	$(179,714)	$(216,597)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Investor Class	$58,507	$17,772
Institutional Class	20,656	423,686
Net asset value of shares issued to shareholders in payment of distributions declared
Investor Class	1,568	1,006
Institutional Class	178,146	215,591
Cost of shares redeemed
Investor Class	(39,874)	(22,341)
Institutional Class	(28,832)	(108,382)
Net increase in net assets from Fund share transactions	$190,171	$527,332

Net increase in net assets	$534,357	$1,267,340

Net Assets
At beginning of period	$9,756,388	$8,489,048
At end of period	$10,290,745	$9,756,388

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(12,875)	$141,793

18	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Financial Highlights

	Investor Class
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2014(1)
			2016	2015
Net asset value — Beginning of period	$8.790		$8.130	$10.980	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.010		$0.134	$0.138	$0.184
Net realized and unrealized gain (loss)	0.429		0.696	(2.739)	0.809

Total income (loss) from operations	$0.439		$0.830	$(2.601)	$0.993

Less Distributions
From net investment income	$(0.149)		$(0.103)	$(0.160)	$(0.013)
From net realized gain	—		(0.067)	(0.089)	—

Total distributions	$(0.149)		$(0.170)	$(0.249)	$(0.013)

Net asset value — End of period	$9.080		$8.790	$8.130	$10.980

Total Return(3)(4)	5.14	%(5)	10.52%	(23.99)%	9.94	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$83		$60	$60	$97
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.15	%(6)	1.15%	1.15%	1.15	%(6)
Net investment income	0.23	%(6)	1.66%	1.43%	1.93	%(6)
Portfolio Turnover	6	%(5)	14%	5%	11	%(5)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.14%, 2.14%, 1.89% and 2.59% of average daily net assets for the six months ended February 28, 2017, the years ended August 31, 2016 and 2015 and the period ended August 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

19	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Financial Highlights — continued

	Institutional Class
	Six Months Ended February 28, 2017 (Unaudited)		Year Ended August 31,		Period Ended August 31, 2014(1)
			2016	2015
Net asset value — Beginning of period	$8.790		$8.150	$11.000	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.022		$0.157	$0.164	$0.167
Net realized and unrealized gain (loss)	0.439		0.683	(2.744)	0.851

Total income (loss) from operations	$0.461		$0.840	$(2.580)	$1.018

Less Distributions
From net investment income	$(0.161)		$(0.133)	$(0.181)	$(0.018)
From net realized gain	—		(0.067)	(0.089)	—

Total distributions	$(0.161)		$(0.200)	$(0.270)	$(0.018)

Net asset value — End of period	$9.090		$8.790	$8.150	$11.000

Total Return(3)(4)	5.41	%(5)	10.68%	(23.77)%	10.20	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$10,207		$9,697	$8,429	$11,010
Ratios (as a percentage of average daily net assets):
Expenses(4)	0.90	%(6)	0.90%	0.90%	0.90	%(6)
Net investment income	0.52	%(6)	1.96%	1.70%	1.76	%(6)
Portfolio Turnover	6	%(5)	14%	5%	11	%(5)

(1)	For the period from the start of business, September 25, 2013, to August 31, 2014.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)

The investment adviser and administrator and/or the sub-adviser reimbursed certain operating expenses (equal to 2.14%, 2.14%, 1.89% and 2.59% of average daily net assets for the six months ended February 28, 2017, the years ended August 31, 2016 and 2015 and the period ended August 31, 2014, respectively). Absent this reimbursement, total return would be lower.

(5)	Not annualized.

(6)	Annualized.

20	See Notes to Financial Statements.

Parametric Emerging Markets Core Fund

February 28, 2017

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Parametric Emerging Markets Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital appreciation. The Fund offers Investor Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities.  Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies.  Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund.  The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service. Prior to Cash Reserves Fund’s issuance of units in October 2016, the value of the Fund’s investment in Cash Reserves Fund reflected the Fund’s proportionate interest in its net assets and the Fund recorded its pro-rata share of Cash Reserves Fund’s income, expenses and realized gain or loss.

Fair Valuation.  Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

21

Parametric Emerging Markets Core Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

As of February 28, 2017, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Interim Financial Statements — The interim financial statements relating to February 28, 2017 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$11,026,361

Gross unrealized appreciation	$1,160,157
Gross unrealized depreciation	(1,871,516)

Net unrealized depreciation	$(711,359)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended February 28, 2017, the investment adviser and administration fee amounted to $36,533 or 0.75% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a

22

Parametric Emerging Markets Core Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.15% and 0.90% of the Fund’s average daily net assets for Investor Class and Institutional Class, respectively. This agreement may be changed or terminated after December 31, 2017. Pursuant to this agreement, EVM and Parametric were allocated $104,102 in total of the Fund’s operating expenses for the six months ended February 28, 2017.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended February 28, 2017, EVM earned $65 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Investor Class shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended February 28, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Investor Class shares (Investor Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Investor Class Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Investor Class shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended February 28, 2017 amounted to $88 for Investor Class shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $602,487 and $594,597, respectively, for the six months ended February 28, 2017.

6  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Investor Class	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	6,756	2,180
Issued to shareholders electing to receive payments of distributions in Fund shares	188	132
Redemptions	(4,569)	(2,863)

Net increase (decrease)	2,375	(551)

Institutional Class	Six Months Ended February 28, 2017 (Unaudited)	Year Ended August 31, 2016

Sales	2,406	53,959
Issued to shareholders electing to receive payments of distributions in Fund shares	21,309	28,256
Redemptions	(3,335)	(14,287)

Net increase	20,380	67,928

At February 28, 2017, EVM owned 95.1% of the value of the outstanding shares of the Fund.

23

Parametric Emerging Markets Core Fund

February 28, 2017

Notes to Financial Statements (Unaudited) — continued

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through September 1, 2017. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended February 28, 2017.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$280,256	$4,816,540		$815	$5,097,611
Emerging Europe	67,808	1,709,827		—	1,777,635
Latin America	2,155,053	—		—	2,155,053
Middle East/Africa	—	1,236,765		0	1,236,765

Total Common Stocks	$2,503,117	$7,763,132	**	$815	$10,267,064

Rights	$718	$—		$—	$718
Warrants	37	—		—	37
Short-Term Investments	—	47,183		—	47,183

Total Investments	$2,503,872	$7,810,315		$815	$10,315,002

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended February 28, 2017 is not presented. At February 28, 2017, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

24

Parametric Emerging Markets Core Fund

February 28, 2017

Officers and Trustees

Officers of Parametric Emerging Markets Core Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Parametric Emerging Markets Core Fund

William H. Park

Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Mark R. Fetting**

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Ralph F. Verni

Scott E. Wennerholm**

*	Interested Trustee

**	Messrs. Fetting and Wennerholm began serving as Trustees effective September 1, 2016.

25

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14522    2.28.17

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Trust’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017